Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are measured at fair value
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$231,047,192	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$1,266,670	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$733,330

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,003,947	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$4,523,330	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$2,900,000

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,003,947	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$4,523,330	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,900,000

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,007,668	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$—	$11,883,330
Derivative warrant liabilities – Private Warrants	$—	$—	$7,733,330

Schedule of quantitative information regarding Level 3 fair value measurements inputs
	As of September 30, 2022	As of December 31, 2021
Volatility	2.4%	10.7%
Stock price	$9.95	$9.80
Expected life of the options to convert	3.81	5.00
Risk-free rate	4.17%	1.31%
Dividend yield	0.0%	0.0%

	As of December 31, 2021	As of December 31, 2020
Volatility	10.7%	21.0%
Stock price	$9.80	$10.12
Expected life of the options to convert	5.00	6.00
Risk-free rate	1.31%	0.51%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of the Level 3 derivative warrant liabilities
	Private Warrants	Public Warrants
Derivative warrant liabilities at January 1, 2021	$7,733,337	$11,883,330
Transfer from Level 3	-	(11,883,330)
Change in fair value of derivative warrant liabilities	(3,528,337)	-
Derivative warrant liabilities at September 30, 2021	$4,205,000	$-

Derivative warrant liabilities at January 1, 2022	$2,900,000	$-
Change in fair value of derivative warrant liabilities	(2,126,670)	-
Derivative warrant liabilities at September 30, 2022	$773,330	$-

	Private Warrants	Public Warrants
Derivative warrant liabilities at August 6, 2020 (inception)	—	—
Issuance of Public and Private Warrants	6,331,670	9,813,330
Change in fair value of derivative warrant liabilities	1,401,667	2,070,000
Derivative warrant liabilities at January 1, 2021	$7,733,337	$11,883,330
Transfer from Level 3	—	(11,883,330)
Change in fair value of derivative warrant liabilities	(4,833,337)	—
Derivative warrant liabilities at December 31, 2021	$2,900,000	$—